Impairment of Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Impairment of Mineral Stream Interests

	Years Ended December 31

(in thousands)	2018	2017

Silver interests

Other silver interests

Pascua-Lama	$ -	$228,680

Total impairment charges	$ -	$228,680